Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 24,970	£ 22,109
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	5,197	3,399
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	16,162	14,707
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 3,611	£ 4,003